SUPPLEMENTAL CASH FLOW DISCLOSURES - Schedule of Cash Flow Disclosures (FY) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Interest paid during the year			$ 75,317	$ 30,211	$ 19,372
Income taxes paid during the year, net of amount refunded			89,379	121,563	147,958
Fair value of assets acquired			452,209	3,118,420	156,020
Liabilities assumed			207,788	1,453,382	20,789
Non-controlling interest (acquired) assumed			(761,786)	760,343	0
Stock and cash paid			1,006,207	904,695	135,231
Less: Cash acquired			35,408	186,903	5,681
Stock used for acquisition			25,500	534,679	0
Net cash paid	$ 49,067	$ 846,675	$ 945,299	$ 183,113	$ 129,550